CAPITAL STOCK	3 Months Ended
May 31, 2023
CAPITAL STOCK
CAPITAL STOCK

NOTE 4 - CAPITAL STOCK

The Company has 75,000,000 shares of common stock authorized with a par value of $0.001 per share.

As of May 31, 2023, the Company had 6,570,000 shares issued and outstanding for total proceeds of $36,400.